Dividends (Details)	6 Months Ended
	Dec. 31, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($) $ / shares
Disclosure of classes of share capital
Dividends paid	£ 0	£ 22,884,000	£ 10,669,000	$ 14,669,000
Dividends paid per share				$ 0.09